UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        5/15/2000


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           43

Form 13F Information Table Value Total: $         139,637



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1407    40000 SH       SOLE                    40000
ALLTEL CORP                    COM              020039103     1581    25000 SH       SOLE                    25000
AT&T CORP                      COM              001957109     3970    70500 SH       SOLE                    70500
COLUMBIA HCA/ HEALTHCARE CORP  COM              197677107     2734   108000 SH       SOLE                   108000
COMPAQ COMPUTER CORP           COM              204493100     4917   182100 SH       SOLE                   182100
COSTCO WHOLESALE CORP.         COM              22160K105     1997    38000 SH       SOLE                    38000
DU PONT E I DE NEMOURS         COM              263534109     2276    43000 SH       SOLE                    43000
E*TRADE GROUP, INC.            COM              269246104     5648   187500 SH       SOLE                   187500
ELECTRONIC DATA SYSTEM         COM              285661104     2567    40000 SH       SOLE                    40000
FIRST DATA CORP                COM              319963104     2219    50000 SH       SOLE                    50000
GAP INC DEL COM                COM              364760108     2491    50000 SH       SOLE                    50000
GENZYME                        COM              372917104     2251    44900 SH       SOLE                    44900
GLOBAL CROSSING LTD            COM              G3921A100     2456    60000 SH       SOLE                    60000
GOLDMAN SACHS                  COM              38141G104     5778    54900 SH       SOLE                    54900
HALLIBURTON CO COM             COM              406216101     3907    95000 SH       SOLE                    95000
HEWLETT PACKARD                COM              428236103     3255    24500 SH       SOLE                    24500
HONEYWELL INC COM              COM              438516106     2107    40000 SH       SOLE                    40000
INTEL CORP.                    COM              458140100     6716    50900 SH       SOLE                    50900
INTERNATIONAL BUS MACH COM     COM              459200101     5711    48400 SH       SOLE                    48400
JOHNSON & JOHNSON              COM              478160104     2388    34000 SH       SOLE                    34000
KELLOGG CO COM                 COM              487836108     2851   110700 SH       SOLE                   110700
LABORATORY CORP OF AMERICA HOL COM              50540R102      128    30200 SH       SOLE                    30200
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     3783    39000 SH       SOLE                    39000
LUCENT TECHNOLOGIES INC        COM              549463107     3675    60000 SH       SOLE                    60000
MCDONALDS CORP COM             COM              580135101     3737   100000 SH       SOLE                   100000
MCKESSON HBOC Inc              COM              58155Q103     2520   120000 SH       SOLE                   120000
MERCK & CO INC COM             COM              589331107     5616    90400 SH       SOLE                    90400
MERRILL LYNCH & CO             COM              590188108     5796    55200 SH       SOLE                    55200
MICROSOFT CORP COM             COM              594918104     1594    15000 SH       SOLE                    15000
MORGAN STANLEY DEAN WITTER DIS COM              617446448     5337    64400 SH       SOLE                    64400
PAINE WEBBER GROUP             COM              695629105     1804    41000 SH       SOLE                    41000
PARKER DRILLING CO.            COM              701081101       57    11500 SH       SOLE                    11500
PAYCHEX, INC.                  COM              704326107     2933    56000 SH       SOLE                    56000
PFIZER INC                     COM              717081103     2497    68300 SH       SOLE                    68300
SBC COMMUNICATIONS INC.        COM              78387G103     3581    85000 SH       SOLE                    85000
SCHWAB CHARLES CP NEW          COM              808513105     4659    82000 SH       SOLE                    82000
SOLECTRON CORP COM             COM              834182107     1605    40000 SH       SOLE                    40000
TENET HEALTHCARE CORP          COM              88033G100     4766   205000 SH       SOLE                   205000
UNITED TECHNOLOGIES CORP       COM              913017109     1466    23200 SH       SOLE                    23200
UNITEDHEALTH GROUP INC         COM              91324P102     2057    34500 SH       SOLE                    34500
USX MARATHON GRP NEW           COM              902905827     2867   110000 SH       SOLE                   110000
WAL MART STORES INC            COM              931142103     4616    81700 SH       SOLE                    81700
YAHOO! INC                     COM              984332106     5313    31000 SH       SOLE                    31000